CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 288	$ 24,712	$ (3,190)	$ 21,810
Balance at the beginning (in shares) at Dec. 31, 2020	2,875,000
CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY
Remeasurement of common stock subject to redemption amount		(7,799,173)		(7,799,173)
Sale of 461,500 Private Units	$ 46	4,614,954		4,615,000
Sale of 461,500 Private Units (in shares)	461,500
Proceeds allocated to Public Warrants		4,427,500		4,427,500
Net loss			(402,542)	(402,542)
Balance at the end at Dec. 31, 2021	$ 334	1,267,993	(405,732)	862,595
Balance at the end (in shares) at Dec. 31, 2021	3,336,500
CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY
Remeasurement of common stock subject to redemption amount		(1,152,044)		(1,152,044)
Contribution from Sponsor		135,440		135,440
Net loss			(178,218)	(178,218)
Balance at the end at Dec. 31, 2022	$ 334	$ 251,389	$ (583,950)	$ (332,227)
Balance at the end (in shares) at Dec. 31, 2022	3,336,500